Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Small and Mid Cap Funds

Common Stock Fund

Mid Cap Growth Fund

Wells Fargo Advantage Equity Gateway Funds

Large Company Growth Fund

Small Cap Growth Fund

Small Cap Value Fund

Wells Fargo Advantage Specialty Funds

, Specialized Technology Fund

Wells Fargo Advantage Income Funds

Total Return Bond Fund

Wells Fargo Advantage Large Cap Growth

U.S. Value Fund

Class Z

Wells Fargo Advantage Small and Mid Cap Funds

C&B Mid Cap Value Fund

Wells Fargo Advantage Equity Gateway Funds

C&B Large Cap Value Fund

Class D

Supplement dated April 22, 2008, to the above Wells Fargo Advantage Fund prospectuses dated on or after October 1, 2007, as previously supplemented, as the case may be.

NOTICE REGARDING CHANGE IN EXCHANGE PRIVILEGES

As previously disclosed on December 17, 2007, at its November 7, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees (“Board”) unanimously approved a set of initiatives designed to streamline the Wells Fargo Advantage Funds® and standardize share classes across the fund family. These initiatives include renaming Class D and Class Z shares to Investor Class shares and modifying Class D and Class Z shares to assume the features and attributes associated with Investor Class shares, including the exchange privileges of the Investor Class. Such share class modifications (“Share Class Modifications”) are expected to take place on or about June 20, 2008.

Pursuant to the Share Class Modifications, on or about June 20, 2008, the terms of the exchange privileges for Class D and Class Z shares will be modified and restated to incorporate, in all respects, the terms of the exchange privileges of the Investor Class shares of other Wells Fargo Advantage Funds. The terms of the exchange privileges for the Investor Class shares, as set forth in the prospectuses for such shares, and which are presented below under the heading “How to Exchange Shares,” will be the terms on which existing shareholders of Class D and Class Z shares will be permitted to exchange shares, upon giving effect to all other changes to Class D and Class Z shares to be made in connection with the Share Class Modifications.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

•	You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•

If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•

An exchange request will be processed on the same business day, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

•	Any exchange between two Wells Fargo Advantage Funds must meet the minimum redemption and subsequent purchase amounts.

•	Certain Wells Fargo Advantage Funds offering Investor Class shares may impose a redemption fee on Investor Class shares that are exchanged within a specified number of days of purchase.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

The respective net expense levels currently applicable to Class D and Class Z shares will not increase as result of the Share Class Modifications. The term of Fund Management’s commitment to maintain each such net expense ratio will not expire earlier than the date stated in the applicable Fund’s prospectus for Class D and Class Z shares.

SCZ048/P202SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Income Funds

Government Securities Fund

High Income Fund

Short-Term Bond Fund

Short-Term High Yield Bond Fund

Ultra Short-Term Income Fund

Wells Fargo Advantage Large Cap Stock Funds

Growth Fund

Growth and Income Fund

Wells Fargo Advantage Municipal Income Funds

Ultra Short-Term Municipal Income Fund

Wells Fargo Advantage Small and Mid Cap Stock Funds

Enterprise Fund

Opportunity Fund

Advisor Class

Supplement dated April 22, 2008, to the above Wells Fargo Advantage Fund prospectuses dated on or after October 1, 2007, as previously supplemented, as the case may be.

NOTICE REGARDING CHANGE IN EXCHANGE PRIVILEGES

As previously disclosed on December 17, 2007, at its November 7, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees unanimously approved a set of initiatives designed to streamline the Wells Fargo Advantage Funds® and standardize share classes across the fund family. These initiatives include renaming the Advisor Class shares to Class A shares and modifying Advisor Class shares to assume the features and attributes associated with Class A shares, including the exchange privileges of Class A shares. Such share class modifications (“Share Class Modifications”) are expected to take place on or about June 20, 2008.

Pursuant to the Share Class Modifications, on or about June 20, 2008, the terms of the exchange privileges for the Advisor Class shares will be modified and restated to incorporate, in all respects, the terms of the exchange privileges of the Class A shares of other Wells Fargo Advantage Funds. The terms of the exchange privileges for Class A shares, as set forth in the prospectuses for such shares, and which are presented below under the heading “How to Exchange Shares,” will be the terms on which existing shareholders of the Advisor Class shares will be permitted to exchange shares, upon giving effect to all other changes to the Advisor Class shares to be made in connection with the Share Class Modifications.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•

In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exception:

•	Class A shares on non-money market funds may also be exchanged for Service Class shares of any money market fund.

•	You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•

If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•

An exchange request will be processed on the same business day, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

•	Any exchange between two Wells Fargo Advantage Funds must meet the minimum redemption and subsequent purchase amounts.

•	Certain Wells Fargo Advantage Funds offering Class A shares may impose a redemption fee on Class A shares that are exchanged within a specified number of days of purchase.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Shareholders that hold Advisor Class shares at the time of the Share Class Modifications will be eligible, following the effective date of the Share Class Modifications and subject to the foregoing limitations, to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any initial sales charges. Similarly, although sales charges typically apply to the purchase of Class A shares of non-money market Wells Fargo Advantage Funds, following the completion of the Share Class Modifications, shareholders that hold Advisor Class shares at the time of the Share Class Modifications will thereafter have the ability to purchase Class A shares at net asset value (with no sales charges) in any Wells Fargo Advantage Funds offering Class A shares to the general public for as long as the owner of the account remains the same as at the time of the Share Class Modifications, subject to any limitations described in the applicable prospectus.

The respective net expense levels currently applicable to Advisor Class shares will not increase as result of the Share Class Modifications. The term of Fund Management’s commitment to maintain each such net expense ratio will not expire earlier than the date stated in the applicable Fund’s prospectus for Advisor Class shares.

SCAV048/P205SP

2